Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000159026 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159026 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159026 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000159026 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159026 | 61747C525 | MSILF Treasury Securities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159026 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159026 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159026 | DREYGOVT | Dreyfus Government Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159026 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159026 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159026 | Communication Services81369Y852
Holdings [Line Items]
Percent of Total Investments	83.30%
C000159026 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	16.70%
C000159026 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159026 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159026 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159026 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159026 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159026 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159026 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159026 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159026 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159026 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159026 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000159027 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159027 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159027 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000159027 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159027 | 61747C525 | MSILF Treasury Securities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159027 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159027 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159027 | DREYGOVT | Dreyfus Government Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159027 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159027 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159027 | Communication Services81369Y852
Holdings [Line Items]
Percent of Total Investments	83.30%
C000159027 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	16.70%
C000159027 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159027 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159027 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159027 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159027 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159027 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159027 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159027 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159027 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159027 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159027 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000159028 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159028 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159028 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000159028 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159028 | 61747C525 | MSILF Treasury Securities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159028 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159028 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159028 | DREYGOVT | Dreyfus Government Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159028 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159028 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159028 | Communication Services81369Y852
Holdings [Line Items]
Percent of Total Investments	83.30%
C000159028 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	16.70%
C000159028 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159028 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159028 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159028 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159028 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159028 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159028 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159028 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159028 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159028 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159028 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000159029 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159029 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159029 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000159029 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159029 | 61747C525 | MSILF Treasury Securities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159029 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159029 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159029 | DREYGOVT | Dreyfus Government Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159029 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159029 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159029 | Communication Services81369Y852
Holdings [Line Items]
Percent of Total Investments	83.30%
C000159029 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	16.70%
C000159029 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159029 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159029 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159029 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159029 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159029 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159029 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159029 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159029 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159029 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159029 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%